Risk management and financial instruments - Rollforward of Level 3 Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 4
Realization	0
Purchase	0
Changes in fair value of bonds	0
Ending balance	$ 4